NATURE OF OPERATIONS (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended
	May 31, 2022	Aug. 31, 2021	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2020
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Profit (loss)	$ (1,310)	$ (4,228)	$ (2,282)	$ (7,260)	$ (8,835)
Cash used in operating activities				(3,800)	(3,824)
Cash	13,628	$ 6,059	$ 8,989	13,628	$ 8,989	$ 1,308
Working capital deficiency	$ 13,600			$ 13,600
Waterberg JV Co. [Member]
Disclosure Of Nature Of Operations And Going Concern [Line Items]
Effective ownership proportion after combined ownership of Mnombo's ownership portion with Platinum Group Metals (RSA) (Pty) Ltd				63.05%